INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

7.   INTANGIBLE ASSETS, NET

Gross carrying amount, accumulated amortization and net book value of the intangible assets are as follows:

	As of December 31,
	2019	2020
	RMB	RMB
BCA	467,229	437,003
NCC	581,645	544,018
Trademark and domain name	338,920	339,471
Technology	96,000	96,000
Less: Accumulated amortization	(767,917)	(908,528)
Intangible assets, net	715,877	507,964

Amortization expenses related to intangible assets were RMB201, 861, RMB208,274 and RMB184,083 for the years ended December 31,2018, 2019 and 2020, respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Future Amortization Expense
RMB
For the years ending December 31,
2021	176,519
2022	176,519
2023	79,771
2024	35,267
2025 and thereafter	39,888
Total	507,964